Finance Income and Costs - Summary of Analysis of Finance Income (Detail) - EUR (€) € in Thousands	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023
Disclosure Of Finance Income [Abstract]
Interest income from financial institutions	€ 321	€ 474	€ 711
Other interest income	233	355	230
Total	€ 554	€ 829	€ 941